Stockholders' Equity - Reconciliation of Numerator and Denominator for Calculation of Earnings Per Share (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Net (loss) income - basic	$ (3,981,196)	$ (1,452,759)	$ (13,852,249)	$ 801,352
Weighted average number of common shares outstanding			16,415,152	12,818,487
Basic (loss) earnings per common share			$ (0.84)	$ 0.06
Net (loss) earnings - diluted			$ (13,852,249)	$ 801,352
Basic weighted average number of common shares outstanding			16,415,152	12,818,487
Common share equivalents of outstanding stock options				349,428
Common share equivalents of convertible debt
Common share equivalents of outstanding warrants				18,450
Diluted weighted average number of common shares outstanding			16,415,152	13,186,365
Diluted (loss) earnings per common share			$ (0.84)	$ 0.06
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:	7,226,415	1,390,380
Warrant [Member]
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:	4,209,906	215,880	1,216,091	4,089
Convertible Debt Securities [Member]
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:	1,793,409		1,136,364
Stock Options [Member]
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:	1,223,100	1,174,500	1,344,300	6,434